Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
July 31, 2025
EMX-NPRT3-0925
1.929352.113
Common Stocks - 96.4%
	Shares	Value ($)
BRAZIL - 3.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	914,900	5,143,458
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	951,400	3,518,764
TOTAL COMMUNICATION SERVICES		8,662,222

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	1,129,991	4,280,184
Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	5,302,800	11,799,678
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	1,444,636	3,475,145
Food Products - 0.0%
BRF SA	565,900	2,026,287
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	1,013,390	1,634,223
TOTAL CONSUMER STAPLES		18,935,333

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA - Petrobras	5,168,700	30,128,559
Petroleo Brasileiro SA - Petrobras	4,193,197	26,801,175
PRIO SA/Brazil (b)	954,800	7,193,973
Ultrapar Participacoes SA	813,300	2,493,836
		66,617,543
Financials - 1.6%
Banks - 1.2%
Banco Bradesco SA	5,907,504	16,384,091
Banco Bradesco SA	1,810,780	4,333,286
Banco do Brasil SA	1,927,900	6,782,621
Itau Unibanco Holding SA	5,977,654	37,534,144
Itausa SA	6,482,118	11,981,306
NU Holdings Ltd/Cayman Islands Class A (b)	3,591,198	43,884,440
		120,899,888
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	5,904,942	13,266,097
Banco BTG Pactual SA unit	1,321,700	9,236,121
XP Inc Class A	416,258	6,718,404
		29,220,622
Insurance - 0.1%
BB Seguridade Participacoes SA	785,200	4,725,601
Caixa Seguridade Participacoes S/A	673,300	1,656,932
		6,382,533
TOTAL FINANCIALS		156,503,043

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Rede D'Or Sao Luiz SA (c)(d)	898,720	5,216,205
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA	788,800	11,362,450
Electrical Equipment - 0.2%
WEG SA	1,882,164	12,473,700
Ground Transportation - 0.1%
Localiza Rent a Car SA	1,031,579	6,379,724
Rumo SA	1,455,700	4,299,859
		10,679,583
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,132,600	2,489,898
TOTAL INDUSTRIALS		37,005,631

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	605,000	4,711,816
Materials - 0.5%
Containers & Packaging - 0.0%
Klabin SA unit	922,990	3,065,891
Metals & Mining - 0.4%
Gerdau SA	1,495,770	4,498,356
Vale SA	4,071,607	38,872,429
		43,370,785
Paper & Forest Products - 0.1%
Suzano SA	779,617	7,260,767
TOTAL MATERIALS		53,697,443

Utilities - 0.4%
Electric Utilities - 0.3%
Centrais Eletricas Brasileiras SA	1,353,865	9,141,741
Centrais Eletricas Brasileiras SA Series B	271,606	1,983,853
Cia Energetica de Minas Gerais	1,922,274	3,546,194
Cia Paranaense de Energia - Copel Series B	1,222,000	2,588,229
CPFL Energia SA	258,000	1,746,708
Energisa S/A unit	311,500	2,540,042
Equatorial Energia SA	1,334,103	8,117,240
		29,664,007
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	861,300	2,068,824
Engie Brasil Energia SA	227,450	1,621,930
		3,690,754
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	536,500	10,377,319
TOTAL UTILITIES		43,732,080

TOTAL BRAZIL		399,361,500
CHILE - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	703,631	3,508,714
Specialty Retail - 0.0%
Empresas Copec SA	437,341	2,895,342
TOTAL CONSUMER DISCRETIONARY		6,404,056

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	1,432,406	4,315,141
Financials - 0.1%
Banks - 0.1%
Banco de Chile	50,975,932	7,022,091
Banco de Credito e Inversiones SA	98,062	3,891,789
Banco Santander Chile	74,010,253	4,274,989
		15,188,869
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	237,080,857	5,184,719
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	160,118	5,888,713
Paper & Forest Products - 0.0%
Empresas Cmpc SA	1,260,685	1,775,906
TOTAL MATERIALS		7,664,619

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	23,993,994	2,392,961
Enel Chile SA	30,947,868	1,982,348
		4,375,309
TOTAL CHILE		43,132,713
CHINA - 28.4%
Communication Services - 6.5%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (c)(d)	4,970,800	6,955,719
Entertainment - 0.8%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	149,700	344,265
Beijing Enlight Media Co Ltd A Shares (China)	197,400	540,615
China Ruyi Holdings Ltd (b)(e)	9,576,000	3,828,291
Kingsoft Corp Ltd	1,047,600	4,763,705
Mango Excellent Media Co Ltd A Shares (China)	126,307	385,487
Netease Inc	1,952,350	51,038,832
Tencent Music Entertainment Group Class A ADR	842,120	17,676,099
		78,577,294
Interactive Media & Services - 5.6%
Autohome Inc Class A ADR	73,086	1,979,900
Baidu Inc A Shares (b)	2,495,602	27,305,224
Bilibili Inc Z Shares (b)	262,632	6,008,777
Kanzhun Ltd ADR (b)	327,251	6,204,679
Kuaishou Technology B Shares (b)(c)(d)	3,002,800	29,319,511
Kunlun Tech Co Ltd A Shares (China) (b)	82,800	411,608
Tencent Holdings Ltd	7,223,300	505,719,410
		576,949,109
Media - 0.0%
China Literature Ltd (b)(c)(d)	459,800	1,806,959
Focus Media Information Technology Co Ltd A Shares (China)	974,820	1,013,247
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	174,100	263,752
		3,083,958
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	2,108,700	1,566,799
TOTAL COMMUNICATION SERVICES		667,132,879

Consumer Discretionary - 8.1%
Automobile Components - 0.1%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	40,760	265,794
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	19,200	315,586
Fuyao Glass Industry Group Co Ltd A Shares (China)	143,500	1,087,740
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	669,600	4,827,530
Huayu Automotive Systems Co Ltd A Shares (China)	212,600	517,801
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	37,300	524,537
Ningbo Tuopu Group Co Ltd A Shares (China)	116,750	741,664
Sailun Group Co Ltd A Shares (China)	220,900	394,511
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	142,600	326,561
		9,001,724
Automobiles - 1.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	146,900	1,007,575
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	374,600	421,125
BYD Co Ltd A Shares (China)	366,900	5,329,807
BYD Co Ltd H Shares	4,128,500	60,279,643
Chongqing Changan Automobile Co Ltd A Shares (China)	557,176	993,115
Geely Automobile Holdings Ltd	6,779,000	15,205,420
Great Wall Motor Co Ltd A Shares (China)	169,400	507,723
Great Wall Motor Co Ltd H Shares (e)	2,596,500	4,237,303
Guangzhou Automobile Group Company Ltd A Shares (China)	334,500	349,832
Guangzhou Automobile Group Company Ltd H Shares	274,000	110,720
Li Auto Inc A Shares (b)	1,400,848	18,339,501
NIO Inc A Shares (b)(e)	1,763,359	8,440,013
SAIC Motor Corp Ltd A Shares (China)	519,200	1,235,427
Seres Group Co Ltd A Shares (China)	109,900	1,929,764
XPeng Inc A Shares (b)	1,391,752	12,664,939
Yadea Group Holdings Ltd (c)(d)	1,395,185	2,195,442
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	563,300	4,331,477
		137,578,826
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	19,277,140	289,827,535
CCOOP Group Co Ltd A Shares (China) (b)	1,216,700	388,933
JD.com Inc A Shares	2,734,557	43,101,934
MINISO Group Holding Ltd A Shares (e)	490,964	2,337,023
PDD Holdings Inc Class A ADR (b)	778,561	88,327,746
Vipshop Holdings Ltd Class A ADR	367,568	5,546,601
		429,529,772
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	368,700	1,088,481
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	1,375,010	6,097,739
TAL Education Group Class A ADR (b)	462,203	5,056,501
		11,154,240
Hotels, Restaurants & Leisure - 1.6%
H World Group Ltd ADR	228,316	7,128,026
Haidilao International Holding Ltd (c)(d)	1,874,000	3,322,036
Meituan B Shares (b)(c)(d)	5,580,520	86,093,743
Tongcheng Travel Holdings Ltd (c)	1,436,800	3,600,091
TravelSky Technology Ltd H Shares	1,046,000	1,663,015
Trip.com Group Ltd	695,812	43,197,720
Yum China Holdings Inc	420,446	19,626,419
		164,631,050
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	17,324	415,279
Ecovacs Robotics Co Ltd A Shares (China)	38,600	426,046
Gree Electric Appliances Inc of Zhuhai A Shares (China)	188,500	1,193,034
Haier Smart Home Co Ltd A Shares (China)	421,500	1,450,205
Haier Smart Home Co Ltd H Shares	2,721,600	8,574,072
Hisense Home Appliances Group Co Ltd A Shares (China)	4,300	15,309
Hisense Home Appliances Group Co Ltd H Shares	380,000	1,089,732
Midea Group Co Ltd A Shares (China)	240,000	2,334,271
Midea Group Co Ltd H Shares	395,600	3,833,057
Oppein Home Group Inc A Shares (China)	34,060	243,541
Sichuan Changhong Electric Co Ltd A Shares (China)	310,600	425,111
Zhejiang Supor Co Ltd A Shares (China)	36,000	259,137
		20,258,794
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp Ltd A Shares (China)	125,600	1,130,810
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)(e)	8,900	64,310
Chow Tai Fook Jewellery Group Ltd (e)	2,239,600	3,740,340
HLA Group Corp Ltd A Shares (China)	323,000	305,377
Pop Mart International Group Ltd (c)(d)	602,200	18,784,950
Zhongsheng Group Holdings Ltd	928,000	1,561,000
		25,586,787
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	1,416,200	16,255,268
Bosideng International Holdings Ltd	5,174,000	2,952,782
Li Ning Co Ltd	2,609,500	5,528,722
Shenzhou International Group Holdings Ltd	926,900	6,670,678
		31,407,450
TOTAL CONSUMER DISCRETIONARY		830,237,124

Consumer Staples - 1.0%
Beverages - 0.5%
Anhui Gujing Distillery Co Ltd A Shares (China)	28,400	542,803
Anhui Gujing Distillery Co Ltd B Shares	133,500	1,809,346
Anhui Yingjia Distillery Co Ltd A Shares (China)	44,900	255,457
Beijing Yanjing Brewery Co Ltd A Shares (China)	189,400	326,549
China Resources Beer Holdings Co Ltd	1,818,878	6,047,571
Chongqing Brewery Co Ltd A Shares (China)	33,000	252,971
Eastroc Beverage Group Co Ltd A Shares (China)	34,900	1,362,746
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	83,900	457,589
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	101,800	952,573
Kweichow Moutai Co Ltd A Shares (China)	84,500	16,653,492
Luzhou Laojiao Co Ltd A Shares (China)	99,100	1,689,107
Nongfu Spring Co Ltd H Shares (c)(d)	2,257,800	13,044,766
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	82,040	2,036,594
Tsingtao Brewery Co Ltd A Shares (China)	48,000	451,922
Tsingtao Brewery Co Ltd H Shares	698,000	4,434,364
Wuliangye Yibin Co Ltd A Shares (China)	261,200	4,388,806
		54,706,656
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)(e)	6,314,000	3,915,551
JD Health International Inc (b)(c)(d)	1,255,750	8,029,816
Yifeng Pharmacy Chain Co Ltd A Shares (China)	81,930	269,171
Yonghui Superstores Co Ltd A Shares (China) (b)	611,300	398,562
		12,613,100
Food Products - 0.3%
Angel Yeast Co Ltd A Shares (China)	58,600	279,102
China Feihe Ltd (c)(d)	4,066,000	2,417,242
China Huishan Dairy Holdings Co Ltd (b)(f)	888,000	1
China Mengniu Dairy Co Ltd	3,512,000	7,308,528
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	311,556	1,656,209
Guangdong Haid Group Co Ltd A Shares (China)	111,900	876,835
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	85,100	251,052
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	234,623	803,912
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	428,400	1,629,099
Muyuan Foods Co Ltd A Shares (China)	367,440	2,361,597
New Hope Liuhe Co Ltd A Shares (China)	304,900	406,508
Tingyi Cayman Islands Holding Corp	2,212,000	3,269,920
Want Want China Holdings Ltd	5,294,000	3,826,367
Wens Foodstuff Group Co Ltd A Shares (China)	447,880	1,074,881
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	109,700	459,628
		26,620,881
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	348,200	2,482,926
Hengan International Group Co Ltd	703,000	2,100,145
		4,583,071
Tobacco - 0.1%
Smoore International Holdings Ltd (c)(d)(e)	2,079,000	5,605,822
TOTAL CONSUMER STAPLES		104,129,530

Energy - 0.8%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	2,034,000	1,806,455
CNOOC Energy Technology & Services Ltd A Shares (China)	459,600	258,569
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	68,900	371,887
		2,436,911
Oil, Gas & Consumable Fuels - 0.8%
China Coal Energy Co Ltd H Shares (e)	2,303,000	2,829,715
China Merchants Energy Shipping Co Ltd A Shares (China)	549,000	461,023
China Petroleum & Chemical Corp A Shares (China)	2,168,100	1,807,529
China Petroleum & Chemical Corp H Shares	26,989,000	15,837,760
China Shenhua Energy Co Ltd A Shares (China)	444,800	2,353,554
China Shenhua Energy Co Ltd H Shares	3,785,500	16,406,928
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	234,000	326,391
Guanghui Energy Co Ltd A Shares (China)	444,300	333,803
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	151,200	422,339
Inner Mongolia Yitai Coal Co Ltd B Shares	1,042,604	2,139,413
PetroChina Co Ltd A Shares (China)	1,467,000	1,806,273
PetroChina Co Ltd H Shares	23,636,000	23,097,844
Shaanxi Coal Industry Co Ltd A Shares (China)	652,300	1,821,654
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	384,060	375,609
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	204,100	388,392
Yankuang Energy Group Co Ltd A Shares (China)	383,975	671,802
Yankuang Energy Group Co Ltd H Shares (e)	3,690,600	4,207,780
		75,287,809
TOTAL ENERGY		77,724,720

Financials - 5.3%
Banks - 3.5%
Agricultural Bank of China Ltd A Shares (China)	5,719,800	5,002,185
Agricultural Bank of China Ltd H Shares	31,032,000	20,329,573
Bank of Beijing Co Ltd A Shares (China)	1,427,580	1,278,415
Bank of Changsha Co Ltd A Shares (China)	273,300	374,698
Bank of Chengdu Co Ltd A Shares (China)	286,400	734,085
Bank of China Ltd A Shares (China)	2,698,100	2,079,930
Bank of China Ltd H Shares	79,670,000	45,986,601
Bank of Communications Co Ltd A Shares (China)	3,549,700	3,769,325
Bank of Communications Co Ltd H Shares	9,869,000	8,890,665
Bank of Hangzhou Co Ltd A Shares (China)	425,920	948,446
Bank of Jiangsu Co Ltd A Shares (China)	1,236,000	1,938,484
Bank of Nanjing Co Ltd A Shares (China)	747,000	1,190,244
Bank of Ningbo Co Ltd A Shares (China)	444,680	1,718,692
Bank of Shanghai Co Ltd A Shares (China)	956,677	1,358,601
Bank of Suzhou Co Ltd A Shares (China)	302,300	358,240
China CITIC Bank Corp Ltd A Shares (China)	32,900	37,419
China CITIC Bank Corp Ltd H Shares	9,133,000	8,485,674
China Construction Bank Corp A Shares (China)	1,427,600	1,865,109
China Construction Bank Corp H Shares	107,825,000	110,283,795
China Everbright Bank Co Ltd A Shares (China)	3,111,600	1,749,198
China Everbright Bank Co Ltd H Shares	3,578,000	1,681,355
China Merchants Bank Co Ltd A Shares (China)	1,384,900	8,544,276
China Merchants Bank Co Ltd H Shares	4,378,846	28,414,976
China Minsheng Banking Corp Ltd A Shares (China)	2,480,200	1,682,640
China Minsheng Banking Corp Ltd H Shares	7,353,040	4,425,714
China Zheshang Bank Co Ltd A Shares (China)	1,464,680	689,067
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	603,600	568,102
Chongqing Rural Commercial Bank Co Ltd H Shares	2,526,000	2,003,474
CNPC Capital Co Ltd A Shares (China)	568,000	680,512
Huaxia Bank Co Ltd A Shares (China)	895,400	987,882
Industrial & Commercial Bank of China Ltd A Shares (China)	4,179,200	4,386,249
Industrial & Commercial Bank of China Ltd H Shares	73,073,000	55,990,386
Industrial Bank Co Ltd A Shares (China)	1,398,500	4,390,801
Ping An Bank Co Ltd A Shares (China)	1,310,900	2,224,845
Postal Savings Bank of China Co Ltd A Shares (China)	1,993,800	1,588,522
Postal Savings Bank of China Co Ltd H Shares (c)(d)	10,057,000	7,104,375
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,975,900	3,510,293
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	648,800	818,593
		348,071,441
Capital Markets - 0.5%
BOC International China Co Ltd A Shares (China)	184,600	389,712
Caitong Securities Co Ltd A Shares (China)	312,390	350,461
Capital Securities Co Ltd A Shares (China)	121,500	336,256
Changjiang Securities Co Ltd A Shares (China)	372,800	380,591
China Galaxy Securities Co Ltd A Shares (China)	488,600	1,163,735
China Galaxy Securities Co Ltd H Shares	3,927,000	5,306,991
China Great Wall Securities Co Ltd A Shares (China)	270,700	330,735
China International Capital Corp Ltd A Shares (China)	199,100	998,277
China International Capital Corp Ltd H Shares (c)(d)	1,808,400	4,591,958
China Merchants Securities Co Ltd A Shares (China)	497,700	1,232,443
CITIC Securities Co Ltd A Shares (China)	826,795	3,323,541
CITIC Securities Co Ltd H Shares	1,757,425	6,174,880
CSC Financial Co Ltd A Shares (China)	289,000	1,024,076
Dongxing Securities Co Ltd A Shares (China)	216,000	333,567
East Money Information Co Ltd A Shares (China)	1,061,617	3,412,658
Everbright Securities Co Ltd A Shares (China)	261,800	659,494
Founder Securities Co Ltd A Shares (China)	550,900	619,362
GF Securities Co Ltd A Shares (China)	371,900	988,799
GF Securities Co Ltd H Shares	38,600	84,279
Guolian Minsheng Securities Co Ltd A Shares (China)	231,000	358,957
Guosen Securities Co Ltd A Shares (China)	430,000	790,570
Guotai Haitong Securities Co Ltd A Shares (China)	1,025,250	2,883,508
Guotai Haitong Securities Co Ltd H Shares (c)(d)	2,029,088	4,380,254
Guoyuan Securities Co Ltd A Shares (China)	294,610	347,012
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	36,200	1,419,148
Huatai Securities Co Ltd A Shares (China)	492,300	1,367,478
Huatai Securities Co Ltd H Shares (c)(d)	1,444,800	3,325,313
Industrial Securities Co Ltd A Shares (China)	580,810	523,633
Nanjing Securities Co Ltd A Shares (China)	248,500	283,520
Orient Securities Co Ltd/China A Shares (China)	501,008	781,125
SDIC Capital Co Ltd A Shares (China)	431,400	451,986
Shenwan Hongyuan Group Co Ltd A Shares (China)	1,512,300	1,110,504
Sinolink Securities Co Ltd A Shares (China)	251,700	323,994
SooChow Securities Co Ltd A Shares (China)	336,045	445,154
Southwest Securities Co Ltd A Shares (China)	446,800	280,941
Tianfeng Securities Co Ltd A Shares (China) (b)	682,300	501,929
Western Securities Co Ltd A Shares (China)	301,100	349,523
Zheshang Securities Co Ltd A Shares (China)	306,800	483,132
Zhongtai Securities Co Ltd A Shares (China)	468,400	433,411
		52,542,907
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	118,018	4,051,558
Financial Services - 0.0%
Far East Horizon Ltd	2,182,000	2,205,904
Insurance - 1.3%
China Life Insurance Co Ltd A Shares (China)	188,400	1,068,879
China Life Insurance Co Ltd H Shares	8,339,000	24,088,127
China Pacific Insurance Group Co Ltd A Shares (China)	461,400	2,396,011
China Pacific Insurance Group Co Ltd H Shares	2,954,400	11,898,609
China Taiping Insurance Holdings Co Ltd	1,612,177	3,582,265
New China Life Insurance Co Ltd A Shares (China)	142,100	1,313,442
New China Life Insurance Co Ltd H Shares	1,041,100	6,661,910
People's Insurance Co Group of China Ltd/The A Shares (China)	639,900	725,620
People's Insurance Co Group of China Ltd/The H Shares	9,778,000	7,512,126
PICC Property & Casualty Co Ltd H Shares	7,735,840	16,056,381
Ping An Insurance Group Co of China Ltd A Shares (China)	716,594	5,830,143
Ping An Insurance Group Co of China Ltd H Shares	7,526,000	51,668,732
		132,802,245
TOTAL FINANCIALS		539,674,055

Health Care - 1.2%
Biotechnology - 0.5%
Akeso Inc (b)(c)(d)	704,000	13,727,341
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	133,060	369,813
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	70,607	573,067
BeOne Medicines Ltd H Shares (b)	936,930	21,300,563
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	160,350	533,200
Hualan Biological Engineering Inc A Shares (China)	123,660	284,502
Imeik Technology Development Co Ltd A Shares (China)	20,300	521,378
Innovent Biologics Inc (b)(c)(d)	1,377,500	17,050,842
Shanghai RAAS Blood Products Co Ltd A Shares (China)	449,300	429,808
		54,790,514
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	9,463	373,165
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	67,800	327,863
Shandong Weigao Group Medical Polymer Co Ltd H Shares	2,788,400	2,452,144
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	55,397	1,025,510
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	81,400	2,608,297
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	52,500	404,296
		7,191,275
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	628,871	1,118,918
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	97,200	362,254
Huadong Medicine Co Ltd A Shares (China)	117,980	726,328
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	178,700	472,443
Shanghai Pharmaceuticals Holding Co Ltd H Shares	25,100	40,031
Sinopharm Group Co Ltd H Shares	1,506,400	3,620,826
		6,340,800
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (b)(e)	1,334,000	2,893,320
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	22,300	210,123
Hangzhou Tigermed Consulting Co Ltd H Shares (c)(d)	3,800	26,974
Pharmaron Beijing Co Ltd A Shares (China)	90,825	389,669
Pharmaron Beijing Co Ltd H Shares (c)(d)	13,075	37,681
Wuxi Apptec Co Ltd A Shares (China)	172,344	2,287,464
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	342,922	4,574,312
Wuxi Biologics Cayman Inc (b)(c)(d)	3,915,000	15,918,521
		26,338,064
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	92,600	462,614
Changchun High-Tech Industry Group Co Ltd A Shares (China)	27,400	400,325
China Resources Pharmaceutical Group Ltd (c)(d)	2,113,500	1,475,908
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	112,594	489,254
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	94,360	705,098
CSPC Pharmaceutical Group Ltd	9,059,840	11,386,360
Dong-E-E-Jiao Co Ltd A Shares (China)	43,400	311,082
Haisco Pharmaceutical Group Co Ltd A Shares (China)	61,400	473,497
Hansoh Pharmaceutical Group Co Ltd (c)(d)	1,330,000	5,975,252
Humanwell Healthcare Group Co Ltd A Shares (China)	109,900	332,263
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	428,975	3,745,441
Kangmei Pharmaceutical Co Ltd rights (b)(f)	9,213	0
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	127,800	489,932
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	26,000	63,451
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	74,700	517,215
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	13,451	572,868
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	107,200	561,620
Yunnan Baiyao Group Co Ltd A Shares (China)	120,700	939,145
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	40,700	1,124,932
		30,026,257
TOTAL HEALTH CARE		124,686,910

Industrials - 1.2%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	179,400	1,054,687
AviChina Industry & Technology Co Ltd H Shares	3,135,000	1,853,077
AVICOPTER PLC A Shares (China)	56,300	309,070
Kuang-Chi Technologies Co Ltd A Shares (China)	145,100	821,169
		4,038,003
Air Freight & Logistics - 0.2%
JD Logistics Inc (b)(c)(d)	2,234,300	3,872,080
SF Holding Co Ltd A Shares (China)	324,000	2,066,088
YTO Express Group Co Ltd A Shares (China)	227,700	465,094
ZTO Express Cayman Inc A Shares	469,599	9,154,655
		15,557,917
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	113,700	411,400
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	61,700	263,559
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	114,990	303,753
		567,312
Construction & Engineering - 0.1%
China Communications Services Corp Ltd H Shares	2,682,000	1,562,102
China Energy Engineering Corp Ltd A Shares (China)	2,187,500	785,978
China National Chemical Engineering Co Ltd A Shares (China) (b)	410,500	454,797
China Railway Group Ltd A Shares (China)	1,313,600	1,037,146
China Railway Group Ltd H Shares	4,863,000	2,446,730
China State Construction Engineering Corp Ltd A Shares (China)	2,782,280	2,184,264
China State Construction International Holdings Ltd	2,073,000	3,175,818
Metallurgical Corp of China Ltd A Shares (China)	1,212,100	509,239
Power Construction Corp of China Ltd A Shares (China)	1,158,800	1,097,407
Sichuan Road and Bridge Group Co Ltd A Shares (China)	389,200	448,723
		13,702,204
Electrical Equipment - 0.3%
China XD Electric Co Ltd A Shares (China)	345,800	314,240
CNGR Advanced Material Co Ltd A Shares (China)	62,520	292,031
Contemporary Amperex Technology Co Ltd A Shares (China)	295,280	10,799,398
Contemporary Amperex Technology Co Ltd H Shares (e)	96,800	4,968,866
Dongfang Electric Corp Ltd A Shares (China) (b)	205,300	574,520
Eve Energy Co Ltd A Shares (China)	137,355	841,382
GEM Co Ltd A Shares (China)	345,900	309,140
Goldwind Science & Technology Co Ltd A Shares (China)	231,700	309,842
Goneo Group Co Ltd A Shares (China)	60,335	394,602
Gotion High-Tech Co Ltd A Shares (China)	121,000	490,036
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	229,600	440,716
NARI Technology Co Ltd A Shares (China)	540,094	1,640,137
Ningbo Deye Technology Co Ltd A Shares (China)	60,591	429,271
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	46,200	303,593
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	94,400	294,331
Shanghai Electric Group Co Ltd A Shares (China) (b)	850,800	920,267
Sieyuan Electric Co Ltd A Shares (China)	52,000	562,453
Sungrow Power Supply Co Ltd A Shares (China)	139,340	1,389,411
Sunwoda Electronic Co Ltd A Shares (China)	124,100	369,735
TBEA Co Ltd A Shares (China)	341,370	639,921
Zhejiang Chint Electrics Co Ltd A Shares (China)	144,900	456,710
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	114,450	699,851
		27,440,453
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	3,305,400	2,475,110
Daqin Railway Co Ltd A Shares (China)	1,360,200	1,234,202
		3,709,312
Industrial Conglomerates - 0.1%
CITIC Ltd	4,567,000	6,851,298
Fosun International Ltd	2,756,000	1,901,959
		8,753,257
Machinery - 0.3%
Airtac International Group	156,551	4,442,502
China CSSC Holdings Ltd A Shares (China)	301,100	1,433,457
CRRC Corp Ltd A Shares (China)	1,565,200	1,600,881
CRRC Corp Ltd H Shares	5,041,000	3,493,202
Haitian International Holdings Ltd	716,000	1,940,900
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	90,176	920,401
Sany Heavy Industry Co Ltd A Shares (China)	570,500	1,577,553
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	53,800	417,722
Shenzhen Inovance Technology Co Ltd A Shares (China)	90,650	794,181
Sinotruk Hong Kong Ltd	774,500	2,360,330
Weichai Power Co Ltd A Shares (China)	458,400	961,275
Weichai Power Co Ltd H Shares	2,175,200	4,611,135
XCMG Construction Machinery Co Ltd A Shares (China)	795,300	925,193
Yutong Bus Co Ltd A Shares (China)	149,100	515,453
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	125,400	459,001
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	58,077	351,694
Zhuzhou CRRC Times Electric Co Ltd H Shares	506,200	2,053,342
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	289,400	294,901
Zoomlion Heavy Industry Science and Technology Co Ltd H Shares (e)	328,400	256,280
		29,409,403
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	851,810	1,844,705
COSCO SHIPPING Holdings Co Ltd H Shares	3,229,050	5,902,512
		7,747,217
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	734,200	740,160
Air China Ltd H Shares (b)	208,000	138,572
China Eastern Airlines Corp Ltd A Shares (China) (b)	1,145,300	602,098
China Southern Airlines Co Ltd A Shares (China) (b)	609,200	478,850
China Southern Airlines Co Ltd H Shares (b)	270,000	124,256
Hainan Airlines Holding Co Ltd A Shares (China) (b)	2,869,700	589,027
Juneyao Airlines Co Ltd A Shares (China)	145,400	246,702
Spring Airlines Co Ltd A Shares (China)	65,500	474,693
		3,394,358
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	233,500	2,121,341
Xiamen C & D Inc A Shares (China)	201,800	284,076
		2,405,417
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	382,000	594,793
China Merchants Port Holdings Co Ltd	1,411,283	2,774,845
Jiangsu Expressway Co Ltd H Shares	1,370,000	1,679,890
Liaoning Port Co Ltd A Shares (China)	1,279,200	271,231
Shanghai International Airport Co Ltd A Shares (China)	84,700	377,997
Zhejiang Expressway Co Ltd H Shares	1,777,920	1,694,020
		7,392,776
TOTAL INDUSTRIALS		124,529,029

Information Technology - 2.4%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	884,000	3,678,321
Guangzhou Haige Communications Group Inc Co A Shares (China)	166,800	305,978
Hengtong Optic-electric Co Ltd A Shares (China)	166,500	367,547
Suzhou TFC Optical Communication Co Ltd A Shares (China)	52,112	757,590
Yealink Network Technology Corp Ltd A Shares (China)	85,030	394,893
Zhongji Innolight Co Ltd A Shares (China)	74,280	2,225,231
ZTE Corp A Shares (China)	271,900	1,290,718
ZTE Corp H Shares (e)	845,680	2,668,303
		11,688,581
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	873,000	4,414,041
Accelink Technologies Co Ltd A Shares (China)	53,400	383,423
Avary Holding Shenzhen Co Ltd A Shares (China)	156,100	1,142,880
BOE Technology Group Co Ltd A Shares (China)	2,495,400	1,397,938
Chaozhou Three-Circle Group Co Ltd A Shares (China)	128,900	591,165
China Railway Signal & Communication Corp Ltd A Shares (China)	489,955	359,326
Eoptolink Technology Inc Ltd A Shares (China)	66,700	1,734,704
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	929,328	329,868
Foxconn Industrial Internet Co Ltd A Shares (China)	890,596	4,249,505
GoerTek Inc A Shares (China)	234,300	743,777
Huagong Tech Co Ltd A Shares (China)	67,700	472,896
Lens Technology Co Ltd A Shares (China)	335,000	1,055,166
Lingyi iTech Guangdong Co A Shares (China)	471,100	585,169
Luxshare Precision Industry Co Ltd A Shares (China)	487,328	2,463,529
Maxscend Microelectronics Co Ltd A Shares (China)	35,976	370,051
Ofilm Group Co Ltd A Shares (China) (b)	222,300	347,410
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	19,335	351,698
Shengyi Technology Co Ltd A Shares (China)	163,400	968,116
Shennan Circuits Co Ltd A Shares (China)	44,832	880,648
Sunny Optical Technology Group Co Ltd	797,800	7,391,883
SUPCON Technology Co Ltd A Shares (China)	53,391	353,309
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	123,200	992,534
TCL Technology Group Corp A Shares (China)	1,263,390	770,682
Unisplendour Corp Ltd A Shares (China)	192,303	656,926
Victory Giant Technology Huizhou Co Ltd A Shares (China)	58,000	1,535,453
Wingtech Technology Co Ltd A Shares (China)	83,900	429,750
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	288,269	469,524
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	128,990	1,001,276
Zhejiang Dahua Technology Co Ltd A Shares (China)	223,000	502,380
		36,945,027
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	64,100	486,695
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	96,400	663,497
		1,150,192
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research Shanghai Inc A Shares (China) (b)	19,832	342,870
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	41,881	1,146,514
Amlogic Shanghai Co Ltd A Shares (China) (b)	28,250	282,423
Bestechnic Shanghai Co Ltd A Shares (China)	11,286	375,373
Cambricon Technologies Corp Ltd A Shares (China) (b)	28,080	2,754,376
China Resources Microelectronics Ltd A Shares (China)	89,477	577,514
CSI Solar Co Ltd A Shares (China)	247,939	306,959
Flat Glass Group Co Ltd A Shares (China)	127,900	288,232
GalaxyCore Inc A Shares (China)	145,433	308,027
GCL Technology Holdings Ltd (b)(e)	25,549,000	3,785,514
Gigadevice Semiconductor Inc A Shares (China)	44,684	748,585
Hangzhou First Applied Material Co Ltd A Shares (China)	175,957	356,674
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	112,200	397,328
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	739,000	3,804,853
Hwatsing Technology Co Ltd A Shares (China)	23,757	363,117
Hygon Information Technology Co Ltd A Shares (China)	156,350	3,008,149
Ingenic Semiconductor Co Ltd A Shares (China)	32,400	298,702
JA Solar Technology Co Ltd A Shares (China) (b)	218,272	334,416
JCET Group Co Ltd A Shares (China)	120,600	585,026
Jinko Solar Co Ltd A Shares (China) (b)	671,923	486,902
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	510,348	1,114,771
Loongson Technology Corp Ltd (China) (b)	22,490	408,388
Montage Technology Co Ltd A Shares (China)	76,987	905,447
National Silicon Industry Group Co Ltd A Shares (China)	184,776	475,596
NAURA Technology Group Co Ltd A Shares (China)	48,205	2,236,534
Nexchip Semiconductor Corp A Shares (China)	134,754	406,234
OmniVision Integrated Circuits Group Inc A Shares (China)	81,835	1,371,084
Piotech Inc A Shares (China)	18,802	443,333
Rockchip Electronics Co Ltd A Shares (China)	28,200	631,725
Sanan Optoelectronics CO Ltd A Shares (China)	336,400	582,672
SG Micro Corp A Shares (China)	41,377	408,364
Shenzhen Goodix Technology Co Ltd A Shares (China)	31,300	320,926
Silergy Corp	370,000	3,970,956
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	272,575	307,936
Tianshui Huatian Technology Co Ltd A Shares (China)	215,900	299,498
TongFu Microelectronics Co Ltd A Shares (China)	102,200	397,728
Tongwei Co Ltd A Shares (China) (b)	302,900	857,751
Trina Solar Co Ltd A Shares (China) (b)	146,439	314,545
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	57,319	551,608
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	33,683	462,449
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	120,324	431,694
Xinyi Solar Holdings Ltd (e)	5,089,498	1,970,267
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	88,200	340,592
		39,761,652
Software - 0.1%
360 Security Technology Inc A Shares (China)	470,600	736,974
Beijing Kingsoft Office Software Inc A Shares (China)	31,096	1,348,723
China National Software & Service Co Ltd A Shares (China) (b)	57,210	375,072
Empyrean Technology Co Ltd A Shares (China)	30,400	462,833
Hundsun Technologies Inc A Shares (China)	127,352	637,130
Iflytek Co Ltd A Shares (China)	155,400	1,049,830
Jiangsu Hoperun Software Co Ltd A Shares (China) (b)	53,500	392,296
Kingdee International Software Group Co Ltd (b)	3,382,000	7,849,660
Shanghai Baosight Software Co Ltd A Shares (China)	149,445	512,000
Shanghai Baosight Software Co Ltd B Shares	800,421	1,100,227
Yonyou Network Technology CO Ltd A Shares (China) (b)	229,438	502,708
		14,967,453
Technology Hardware, Storage & Peripherals - 1.4%
Anker Innovations Technology Co Ltd A Shares (China)	35,710	612,463
China Greatwall Technology Group Co Ltd A Shares (China) (b)	217,100	453,998
GRG Banking Equipment Co Ltd A Shares (China)	167,700	307,477
Huaqin Technology Co Ltd A Shares (China)	45,500	518,664
IEIT Systems Co Ltd A Shares (China)	99,096	764,129
Lenovo Group Ltd	9,040,000	11,591,540
Ninestar Corp A Shares (China) (b)	95,900	312,784
Shenzhen Transsion Holdings Co Ltd A Shares (China)	76,648	808,877
Xiaomi Corp B Shares (b)(c)(d)	19,196,200	129,151,108
		144,521,040
TOTAL INFORMATION TECHNOLOGY		249,033,945

Materials - 0.8%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	108,600	541,665
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	128,600	336,308
Hengli Petrochemical Co Ltd A Shares (China)	471,940	1,011,178
Hoshine Silicon Industry Co Ltd A Shares (China)	52,800	385,560
Huafon Chemical Co Ltd A Shares (China)	332,500	346,088
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	567,500	419,859
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	442,600	548,076
Jiangsu Yoke Technology Co Ltd A Shares (China)	31,900	243,775
LB Group Co Ltd A Shares (China)	160,573	379,411
Meihua Holdings Group Co Ltd A Shares (China)	192,700	300,858
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	492,800	1,061,973
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	357,300	893,459
Rongsheng Petrochemical Co Ltd A Shares (China)	678,200	859,476
Satellite Chemical Co Ltd A Shares (China)	226,056	610,397
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	142,420	473,514
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	143,464	348,332
Tianhe Chemicals Group Ltd (b)(f)	376,000	0
Tianqi Lithium Corp A Shares (China) (b)	99,500	526,582
Wanhua Chemical Group Co Ltd A Shares (China)	210,800	1,819,934
Yunnan Energy New Material Co Ltd A Shares (China) (b)	65,100	266,678
Yunnan Yuntianhua Co Ltd A Shares (China)	123,600	422,494
Zangge Mining Co Ltd A Shares (China)	105,700	673,156
Zhejiang Juhua Co Ltd A Shares (China)	181,400	672,246
Zhejiang Longsheng Group Co Ltd A Shares (China)	219,300	322,031
Zhejiang NHU Co Ltd A Shares (China)	207,228	643,833
		14,106,883
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	265,800	868,559
Anhui Conch Cement Co Ltd H Shares	1,391,000	4,027,127
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	82,100	137,093
China Jushi Co Ltd A Shares (China)	271,504	466,289
China National Building Material Co Ltd H Shares	4,174,000	2,483,299
		7,982,367
Metals & Mining - 0.6%
Aluminum Corp of China Ltd A Shares (China)	890,300	914,468
Aluminum Corp of China Ltd H Shares	4,420,000	3,493,422
Baoshan Iron & Steel Co Ltd A Shares (China)	1,474,400	1,501,578
Chifeng Jilong Gold Mining Co A Shares (China)	111,600	354,569
China Hongqiao Group Ltd	3,164,000	8,346,310
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	238,100	1,239,111
China Rare Earth Resources And Technology Co Ltd A Shares (China) (b)	71,300	418,806
Citic Pacific Special Steel Group Co Ltd A Shares (China)	226,800	406,673
CMOC Group Ltd A Shares (China)	1,182,700	1,464,774
CMOC Group Ltd H Shares	4,188,000	4,753,940
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	151,100	370,198
Huaibei Mining Holdings Co Ltd A Shares (China)	182,800	311,552
Hunan Valin Steel Co Ltd A Shares (China)	466,000	365,756
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	3,046,300	1,136,669
Jiangxi Copper Co Ltd A Shares (China)	141,400	440,051
Jiangxi Copper Co Ltd H Shares	1,242,000	2,482,422
Jinduicheng Molybdenum Co Ltd A Shares (China) (b)	218,400	389,789
MMG Ltd (b)	4,756,000	2,312,467
Nanjing Iron & Steel Co Ltd A Shares (China)	416,700	262,804
Shandong Gold Mining Co Ltd A Shares (China)	329,484	1,342,811
Shandong Gold Mining Co Ltd H Shares (c)(d)(e)	758,000	2,344,051
Shandong Nanshan Aluminum Co Ltd A Shares (China)	786,500	428,142
Shanjin International Gold Co Ltd A Shares (China)	186,180	465,339
Tianshan Aluminum Group Co Ltd A Shares (China)	312,600	394,789
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	865,500	416,873
Western Mining Co Ltd A Shares (China)	160,600	371,650
Western Superconducting Technologies Co Ltd A Shares (China)	43,694	330,281
Xiamen Tungsten Co Ltd A Shares (China)	106,900	344,063
Yunnan Aluminium Co Ltd A Shares (China)	233,200	501,797
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	347,800	263,437
Zhaojin Mining Industry Co Ltd H Shares	1,938,000	4,812,500
Zhongjin Gold Corp Ltd A Shares (China)	325,300	646,521
Zijin Mining Group Co Ltd A Shares (China)	1,406,200	3,726,465
Zijin Mining Group Co Ltd H Shares	6,354,000	16,848,645
		64,202,723
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	189,300	365,668
TOTAL MATERIALS		86,657,641

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
C&D International Investment Group Ltd	845,928	1,706,621
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	609,200	735,200
China Overseas Land & Investment Ltd	4,294,000	7,426,470
China Resources Land Ltd	3,597,744	13,192,810
China Resources Mixc Lifestyle Services Ltd (c)(d)	767,400	3,563,702
China Vanke Co Ltd A Shares (China) (b)	652,500	582,493
China Vanke Co Ltd H Shares (b)(e)	2,478,100	1,572,320
Hainan Airport Infrastructure Co Ltd A Shares (China)	769,600	418,782
KE Holdings Inc A Shares	2,339,354	14,307,550
Longfor Group Holdings Ltd (c)(d)	2,349,356	2,924,147
Poly Developments and Holdings Group Co Ltd A Shares (China) (b)	805,000	890,826
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	104,100	464,653
Youngor Fashion Co Ltd A Shares (China)	313,889	319,962
		48,105,536
Utilities - 0.6%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	564,000	2,359,814
China Gas Holdings Ltd	3,053,800	3,207,709
China Resources Gas Group Ltd	1,037,500	2,626,229
ENN Energy Holdings Ltd	887,700	7,234,775
ENN Natural Gas Co Ltd A Shares (China)	173,400	443,709
Kunlun Energy Co Ltd	4,368,000	4,207,918
		20,080,154
Independent Power and Renewable Electricity Producers - 0.4%
CGN Power Co Ltd A Shares (China)	1,175,800	600,388
CGN Power Co Ltd H Shares (c)(d)	11,607,000	4,360,429
China Longyuan Power Group Corp Ltd H Shares	3,518,000	3,172,327
China National Nuclear Power Co Ltd A Shares (China)	1,364,600	1,740,899
China Power International Development Ltd	4,813,563	1,886,895
China Resources Power Holdings Co Ltd	2,315,691	5,738,491
China Three Gorges Renewables Group Co Ltd A Shares (China)	1,883,900	1,132,604
China Yangtze Power Co Ltd A Shares (China)	1,640,600	6,345,474
Datang International Power Generation Co Ltd A Shares (China)	809,500	382,419
GD Power Development Co Ltd A Shares (China)	1,177,400	748,524
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	1,618,000	1
Huadian Power International Corp Ltd A Shares (China)	557,700	410,550
Huaneng Lancang River Hydropower Inc A Shares (China)	348,700	449,677
Huaneng Power International Inc A Shares (China)	763,400	776,630
Huaneng Power International Inc H Shares	4,452,000	3,022,133
SDIC Power Holdings Co Ltd A Shares (China)	529,900	1,158,756
Shenergy Co Ltd A Shares (China)	320,400	363,268
Sichuan Chuantou Energy Co Ltd A Shares (China)	320,400	693,581
Wintime Energy Group Co Ltd A Shares (China)	1,455,900	288,432
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	738,200	531,740
		33,803,218
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	4,502,000	1,540,700
Guangdong Investment Ltd	3,298,000	2,935,518
		4,476,218
TOTAL UTILITIES		58,359,590

TOTAL CHINA		2,910,270,959
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	284,376	3,702,689
Grupo Cibest SA ADR	7,119	309,107
		4,011,796
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	496,126	2,489,081
TOTAL COLOMBIA		6,500,877
CZECH REPUBLIC - 0.2%
Financials - 0.1%
Banks - 0.1%
Komercni Banka AS	85,302	4,075,173
Moneta Money Bank AS (c)(d)	286,985	2,001,246
		6,076,419
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	180,845	10,495,134
TOTAL CZECH REPUBLIC		16,571,553
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	1,514,227	1,058,431
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	2,558,753	4,957,354
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	806,263	884,781
TOTAL EGYPT		6,900,566
GREECE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	184,999	3,356,821
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	207,396	4,653,135
Specialty Retail - 0.0%
FF Group (b)(f)	1,035	0
JUMBO SA	129,663	4,385,873
		4,385,873
TOTAL CONSUMER DISCRETIONARY		9,039,008

Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	2,375,169	8,890,574
Eurobank Ergasias Services and Holdings SA	2,885,655	10,591,409
National Bank of Greece SA	974,291	13,664,771
Piraeus Financial Holdings SA	1,191,699	9,163,496
		42,310,250
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	112,094	6,188,851
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	206,542	3,358,807
TOTAL GREECE		64,253,737
HONG KONG - 0.2%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	11,573,000	11,083,478
Industrials - 0.1%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	2,670,800	3,513,318
Marine Transportation - 0.0%
Orient Overseas International Ltd	148,000	2,662,858
TOTAL INDUSTRIALS		6,176,176

TOTAL HONG KONG		17,259,654
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	459,891	4,002,060
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	251,133	20,421,025
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	156,727	4,704,229
TOTAL HUNGARY		29,127,314
INDIA - 16.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	1,479,057	6,104,966
Tata Communications Ltd	127,882	2,511,126
		8,616,092
Interactive Media & Services - 0.1%
Info Edge India Ltd	399,545	6,314,656
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	2,877,262	62,689,404
Vodafone Idea Ltd (b)	30,356,645	2,385,422
		65,074,826
TOTAL COMMUNICATION SERVICES		80,005,574

Consumer Discretionary - 2.1%
Automobile Components - 0.3%
Balkrishna Industries Ltd	86,737	2,641,645
Bharat Forge Ltd	294,687	3,925,645
Bosch Ltd	8,272	3,806,619
MRF Ltd	2,617	4,407,448
Samvardhana Motherson International Ltd	5,323,635	5,864,465
Sona Blw Precision Forgings Ltd (c)(d)	487,723	2,486,638
Tube Investments of India Ltd	119,280	3,854,168
		26,986,628
Automobiles - 1.1%
Bajaj Auto Ltd	75,140	6,847,183
Eicher Motors Ltd	153,751	9,575,029
Hero MotoCorp Ltd	134,569	6,524,496
Hyundai Motor India Ltd	182,199	4,471,454
Mahindra & Mahindra Ltd	1,045,679	38,125,378
Maruti Suzuki India Ltd	141,011	20,243,863
Tata Motors Ltd	2,270,015	17,173,046
TVS Motor Co Ltd	266,293	8,489,099
		111,449,548
Hotels, Restaurants & Leisure - 0.3%
Eternal Ltd (b)	5,410,053	18,897,930
Indian Hotels Co Ltd/The	957,627	8,061,595
Jubilant Foodworks Ltd	406,929	3,034,601
		29,994,126
Household Durables - 0.1%
Dixon Technologies India Ltd (c)	40,522	7,748,959
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (b)	1,282,640	3,062,640
Trent Ltd	203,263	11,604,153
		14,666,793
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	462,577	3,121,919
Page Industries Ltd	6,885	3,831,235
Titan Co Ltd	398,160	15,169,557
		22,122,711
TOTAL CONSUMER DISCRETIONARY		212,968,765

Consumer Staples - 1.1%
Beverages - 0.1%
United Spirits Ltd	326,196	4,984,518
Varun Beverages Ltd	1,516,612	9,021,457
		14,005,975
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(c)(d)	182,440	8,867,033
Food Products - 0.3%
Britannia Industries Ltd	121,574	8,005,862
Marico Ltd	581,473	4,702,102
Nestle India Ltd	378,463	9,696,964
Tata Consumer Products Ltd	665,812	8,137,304
		30,542,232
Personal Care Products - 0.4%
Colgate-Palmolive India Ltd	152,477	3,902,090
Dabur India Ltd	596,304	3,595,885
Godrej Consumer Products Ltd	458,816	6,579,636
Hindustan Unilever Ltd	922,054	26,503,788
		40,581,399
Tobacco - 0.2%
ITC Ltd	3,368,786	15,812,165
TOTAL CONSUMER STAPLES		109,808,804

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Bharat Petroleum Corp Ltd	1,702,833	6,368,849
Coal India Ltd	2,073,834	8,876,265
Hindustan Petroleum Corp Ltd	1,073,703	5,102,155
Indian Oil Corp Ltd (b)	3,167,273	5,236,946
Oil & Natural Gas Corp Ltd	3,526,855	9,670,976
Oil India Ltd	547,193	2,739,506
Petronet LNG Ltd	841,908	2,762,528
Reliance Industries Ltd	6,827,886	107,922,081
		148,679,306
Financials - 4.9%
Banks - 3.4%
AU Small Finance Bank Ltd (c)(d)	409,149	3,450,460
Axis Bank Ltd	2,569,991	31,237,003
Bank of Baroda	1,160,282	3,137,874
Canara Bank	2,036,336	2,480,304
HDFC Bank Ltd/Gandhinagar	6,349,279	145,830,509
ICICI Bank Ltd	5,910,201	99,609,268
IDFC First Bank Ltd	4,025,786	3,148,092
IndusInd Bank Ltd (b)	646,429	5,869,834
Kotak Mahindra Bank Ltd	1,226,152	27,649,381
Punjab National Bank	2,579,023	3,087,003
State Bank of India	2,001,709	18,151,957
Union Bank of India Ltd	1,711,891	2,544,537
Yes Bank Ltd (b)	15,818,768	3,404,871
		349,601,093
Capital Markets - 0.1%
BSE Ltd	223,245	6,151,867
HDFC Asset Management Co Ltd (c)(d)	107,839	6,936,483
		13,088,350
Consumer Finance - 0.6%
Bajaj Finance Ltd	3,127,655	31,326,508
Cholamandalam Investment and Finance Co Ltd	471,349	7,733,752
Muthoot Finance Ltd	135,043	4,019,608
SBI Cards & Payment Services Ltd	319,948	2,947,611
Shriram Finance Ltd	1,581,188	11,334,353
Sundaram Finance Ltd	74,134	3,946,569
		61,308,401
Financial Services - 0.4%
Bajaj Finserv Ltd	429,579	9,513,705
Bajaj Holdings & Investment Ltd	29,940	4,758,046
Jio Financial Services Ltd (b)	3,205,444	11,997,155
Power Finance Corp Ltd	1,664,320	7,753,816
REC Ltd	1,475,416	6,618,975
		40,641,697
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	1,086,534	9,343,736
ICICI Lombard General Insurance Co Ltd (c)(d)	272,395	5,982,967
ICICI Prudential Life Insurance Co Ltd (c)(d)	405,307	2,844,769
PB Fintech Ltd (b)	386,172	7,931,451
SBI Life Insurance Co Ltd (c)(d)	505,653	10,587,595
		36,690,518
TOTAL FINANCIALS		501,330,059

Health Care - 1.0%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	112,907	9,634,255
Max Healthcare Institute Ltd	872,074	12,383,263
		22,017,518
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	133,967	10,040,681
Pharmaceuticals - 0.7%
Alkem Laboratories Ltd	46,942	2,691,852
Aurobindo Pharma Ltd (b)	292,992	3,791,421
Cipla Ltd/India	634,082	11,207,651
Dr Reddy's Laboratories Ltd	654,984	9,458,041
Lupin Ltd	255,936	5,598,851
Mankind Pharma Ltd (b)	138,774	4,052,311
Sun Pharmaceutical Industries Ltd	1,076,152	20,916,884
Torrent Pharmaceuticals Ltd	132,848	5,659,618
Zydus Lifesciences Ltd	282,211	3,110,585
		66,487,214
TOTAL HEALTH CARE		98,545,413

Industrials - 1.5%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd	4,098,387	17,819,924
Hindustan Aeronautics Ltd (c)	224,960	11,587,755
		29,407,679
Building Products - 0.0%
Astral Ltd	135,472	2,162,589
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	269,323	2,222,143
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	755,467	31,269,718
Rail Vikas Nigam Ltd (c)	584,020	2,304,848
Voltas Ltd	259,600	3,921,597
		37,496,163
Electrical Equipment - 0.3%
ABB India Ltd	59,376	3,721,213
Bharat Heavy Electricals Ltd	1,170,381	3,169,026
CG Power & Industrial Solutions Ltd	685,505	5,151,460
Havells India Ltd	281,140	4,805,925
Polycab India Ltd	59,034	4,579,018
Suzlon Energy Ltd (b)	10,709,627	7,478,420
		28,905,062
Ground Transportation - 0.0%
Container Corp Of India Ltd	341,639	2,247,687
Industrial Conglomerates - 0.0%
Siemens Ltd	99,819	3,439,851
Machinery - 0.1%
Ashok Leyland Ltd	3,292,752	4,528,994
Cummins India Ltd	155,431	6,282,970
Thermax Limited	46,754	2,097,719
		12,909,683
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)(d)	212,262	14,256,814
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	181,112	5,004,947
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	605,372	9,450,146
GMR Airports Ltd (b)	2,957,960	3,021,768
		12,471,914
TOTAL INDUSTRIALS		150,524,532

Information Technology - 1.5%
IT Services - 1.5%
HCL Technologies Ltd	1,064,985	17,768,684
Infosys Ltd	3,725,465	63,413,265
LTIMindtree Ltd (c)(d)	83,086	4,810,324
Mphasis Ltd	117,276	3,705,980
Persistent Systems Ltd	122,327	7,155,056
Tata Consultancy Services Ltd	1,014,219	35,006,883
Tech Mahindra Ltd	603,848	10,026,486
Wipro Ltd	2,935,315	8,264,015
		150,150,693
Software - 0.0%
Oracle Financial Services Software Ltd	24,337	2,338,534
Tata Elxsi Ltd	38,392	2,662,225
		5,000,759
TOTAL INFORMATION TECHNOLOGY		155,151,452

Materials - 1.3%
Chemicals - 0.4%
Asian Paints Ltd	430,252	11,754,103
Coromandel International Ltd	132,081	4,042,322
PI Industries Ltd	85,086	4,121,442
Pidilite Industries Ltd	171,106	5,599,905
Solar Industries India Ltd	30,430	4,921,996
SRF Ltd	149,572	5,179,252
Supreme Industries Ltd	71,190	3,482,955
UPL Ltd	504,768	4,041,793
UPL Ltd	398	2,336
		43,146,104
Construction Materials - 0.3%
Ambuja Cements Ltd	691,204	4,657,868
Grasim Industries Ltd	305,245	9,545,112
Shree Cement Ltd	10,130	3,554,059
UltraTech Cement Ltd	132,191	18,421,296
		36,178,335
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	202,275	3,684,183
Hindalco Industries Ltd	1,511,935	11,714,893
Jindal Stainless Ltd	369,280	2,917,597
Jindal Steel & Power Ltd	457,408	5,018,965
JSW Steel Ltd	685,361	8,182,537
NMDC Ltd	3,448,918	2,774,439
Tata Steel Ltd	8,398,105	15,094,540
Vedanta Ltd	1,534,370	7,416,401
		56,803,555
TOTAL MATERIALS		136,127,994

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	832,376	7,409,240
Godrej Properties Ltd (b)	168,746	4,027,017
Lodha Developers Ltd (c)(d)	335,436	4,694,197
Oberoi Realty Ltd	142,571	2,641,596
Phoenix Mills Ltd/The	220,387	3,722,434
Prestige Estates Projects Ltd	193,081	3,570,433
		26,064,917
Utilities - 0.6%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	5,212,156	17,244,991
Tata Power Co Ltd/The	1,789,115	8,088,400
Torrent Power Ltd	197,550	2,936,050
		28,269,441
Gas Utilities - 0.0%
GAIL India Ltd	2,579,275	5,200,190
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (b)	647,579	4,319,199
JSW Energy Ltd	488,691	2,861,993
NHPC Ltd	3,365,207	3,178,536
NTPC Ltd	4,888,485	18,569,321
		28,929,049
TOTAL UTILITIES		62,398,680

TOTAL INDIA		1,681,605,496
INDONESIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	55,519,700	9,748,978
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	1,001,423,608	3,935,244
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	20,946,200	2,944,024
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	8,267,100	2,470,827
Indofood CBP Sukses Makmur Tbk PT	2,613,000	1,552,197
Indofood Sukses Makmur Tbk PT	4,920,900	2,540,935
		6,563,959
TOTAL CONSUMER STAPLES		9,507,983

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	13,786,000	1,545,374
United Tractors Tbk PT	1,674,200	2,453,237
		3,998,611
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	62,193,300	31,171,009
Bank Mandiri Persero Tbk PT	41,854,800	11,394,171
Bank Negara Indonesia Persero Tbk PT	16,725,500	4,056,079
Bank Rakyat Indonesia Persero Tbk PT	76,461,485	17,122,069
		63,743,328
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	23,627,800	2,043,576
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	22,695,600	7,015,677
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT (b)	26,266,830	4,179,753
Chandra Asri Pacific Tbk PT	9,698,000	5,452,354
		9,632,107
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	7,314,100	3,728,121
TOTAL MATERIALS		13,360,228

TOTAL INDONESIA		113,353,625
KOREA (SOUTH) - 10.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	240,110	2,512,163
Entertainment - 0.1%
HYBE Co Ltd	25,684	4,744,628
Krafton Inc (b)	32,228	7,542,094
		12,286,722
Interactive Media & Services - 0.5%
Kakao Corp	348,375	14,362,110
NAVER Corp	159,883	26,743,807
		41,105,917
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	60,320	2,421,590
TOTAL COMMUNICATION SERVICES		58,326,392

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	83,438	2,645,246
Hyundai Mobis Co Ltd	67,772	14,214,215
		16,859,461
Automobiles - 0.4%
Hyundai Motor Co	152,622	23,076,715
Kia Corp	267,526	19,455,979
		42,532,694
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	26,191	2,036,466
Household Durables - 0.1%
Coway Co Ltd	61,005	4,729,177
LG Electronics Inc	119,242	6,559,803
		11,288,980
TOTAL CONSUMER DISCRETIONARY		72,717,601

Consumer Staples - 0.2%
Food Products - 0.1%
CJ CheilJedang Corp	9,288	1,662,271
Orion Corp/Republic of Korea	26,621	2,112,617
Samyang Foods Co Ltd	4,646	4,771,660
		8,546,548
Personal Care Products - 0.0%
Amorepacific Corp	32,772	3,138,793
LG H&H Co Ltd	10,268	2,313,350
		5,452,143
Tobacco - 0.1%
KT&G Corp	109,522	10,202,368
TOTAL CONSUMER STAPLES		24,201,059

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	48,709	4,953,749
S-Oil Corp	50,500	2,264,046
SK Innovation Co Ltd	76,199	5,859,750
		13,077,545
Financials - 1.4%
Banks - 1.0%
Hana Financial Group Inc	322,091	19,572,532
Industrial Bank of Korea	313,321	4,344,686
KakaoBank Corp	187,152	3,740,317
KB Financial Group Inc	419,174	33,099,994
Shinhan Financial Group Co Ltd	479,833	23,222,777
Woori Financial Group Inc	749,625	13,219,803
		97,200,109
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	46,852	4,767,242
Mirae Asset Securities Co Ltd	255,707	3,468,948
NH Investment & Securities Co Ltd	165,180	2,380,051
		10,616,241
Financial Services - 0.1%
Meritz Financial Group Inc	93,133	7,687,409
Insurance - 0.2%
DB Insurance Co Ltd	51,609	4,714,754
Samsung Fire & Marine Insurance Co Ltd	34,527	10,833,493
Samsung Life Insurance Co Ltd	89,694	8,046,922
		23,595,169
TOTAL FINANCIALS		139,098,928

Health Care - 0.6%
Biotechnology - 0.4%
Alteogen Inc (b)	44,833	14,374,427
Celltrion Inc	182,231	23,220,409
		37,594,836
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	132,604	4,545,200
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	19,948	15,148,091
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (b)	35,110	2,457,663
Yuhan Corp	63,157	5,285,771
		7,743,434
TOTAL HEALTH CARE		65,031,561

Industrials - 2.0%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	38,362	27,202,926
Hanwha Systems Co Ltd	84,724	3,583,112
Korea Aerospace Industries Ltd	81,964	5,516,847
		36,302,885
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	42,047	4,414,532
Electrical Equipment - 0.7%
Doosan Enerbility Co Ltd (b)	502,743	23,409,518
Ecopro BM Co Ltd (b)	54,802	4,308,888
Ecopro Co Ltd	114,113	3,987,671
HD Hyundai Electric Co Ltd	26,267	9,290,553
LG Energy Solution Ltd (b)	52,461	14,253,687
LS Electric Co Ltd	16,812	3,688,045
POSCO Future M Co Ltd (b)	42,798	4,327,318
		63,265,680
Industrial Conglomerates - 0.3%
LG Corp	97,005	5,473,924
Samsung C&T Corp	95,280	11,425,101
SK Inc	40,638	5,861,988
SK Square Co Ltd (b)	104,815	11,220,974
		33,981,987
Machinery - 0.6%
Doosan Bobcat Inc	59,116	2,329,283
Hanwha Ocean Co Ltd (b)	120,238	9,606,896
HD Hyundai Heavy Industries Co Ltd	24,880	8,678,737
HD Korea Shipbuilding & Offshore Engineering Co Ltd	47,608	12,159,964
Hyundai Rotem Co Ltd	85,659	12,307,366
Samsung Heavy Industries Co Ltd (b)	789,286	10,707,747
		55,789,993
Marine Transportation - 0.0%
HMM Co Ltd	296,314	4,951,547
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	206,377	3,472,780
Trading Companies & Distributors - 0.0%
Posco International Corp	59,154	2,055,627
TOTAL INDUSTRIALS		204,235,031

Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)	336,354	2,588,415
LG Innotek Co Ltd	15,914	1,764,807
Samsung Electro-Mechanics Co Ltd	62,806	6,632,366
Samsung SDI Co Ltd	70,391	10,039,381
		21,024,969
IT Services - 0.1%
Samsung SDS Co Ltd	47,717	5,433,578
Semiconductors & Semiconductor Equipment - 1.2%
Hanmi Semiconductor Co Ltd	48,737	3,141,884
SK Hynix Inc	612,191	117,930,421
		121,072,305
Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co Ltd	5,310,628	269,003,865
TOTAL INFORMATION TECHNOLOGY		416,534,717

Materials - 0.3%
Chemicals - 0.1%
LG Chem Ltd	55,403	11,839,439
SKC Co Ltd (b)	21,212	1,517,109
		13,356,548
Metals & Mining - 0.2%
Korea Zinc Co Ltd	4,642	2,644,987
POSCO Holdings Inc	81,669	17,850,498
		20,495,485
TOTAL MATERIALS		33,852,033

Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	287,891	7,903,696
TOTAL KOREA (SOUTH)		1,034,978,563
KUWAIT - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	2,188,187	3,802,435
Financials - 0.8%
Banks - 0.8%
Boubyan Bank KSCP	1,733,616	3,992,158
Gulf Bank KSCP	2,240,263	2,480,644
Kuwait Finance House KSCP	12,431,907	32,770,045
National Bank of Kuwait SAKP	9,313,669	31,912,588
		71,155,435
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	745,313	2,156,940
TOTAL KUWAIT		77,114,810
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	153,751	4,443,829
MALAYSIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	1,292,293	2,040,233
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	3,091,741	1,952,503
CELCOMDIGI BHD	3,947,800	3,550,306
Maxis Bhd	2,636,100	2,121,010
		7,623,819
TOTAL COMMUNICATION SERVICES		9,664,052

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	2,391,200	1,749,629
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	3,712,750	1,431,301
TOTAL CONSUMER DISCRETIONARY		3,180,930

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	2,819,800	2,490,060
Kuala Lumpur Kepong Bhd	563,116	2,581,288
Nestle Malaysia Bhd	78,800	1,625,174
PPB Group Bhd	717,620	1,584,236
QL Resources Bhd	1,843,325	1,834,569
SD Guthrie Bhd	2,326,556	2,598,940
		12,714,267
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	334,200	1,688,032
Financials - 0.6%
Banks - 0.6%
AMMB Holdings Bhd	2,788,600	3,294,969
CIMB Group Holdings Bhd	9,036,020	13,812,617
Hong Leong Bank Bhd	730,700	3,248,394
Malayan Banking Bhd	6,097,281	13,410,483
Public Bank Bhd	16,324,500	16,077,488
RHB Bank Bhd	1,957,403	2,810,227
		52,654,178
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	2,474,200	3,856,293
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	5,169,422	6,239,475
Industrial Conglomerates - 0.0%
Sime Darby Bhd	3,051,949	1,163,424
Sunway Bhd	2,788,700	3,081,834
		4,245,258
Marine Transportation - 0.0%
MISC Bhd	1,500,500	2,620,516
TOTAL INDUSTRIALS		13,105,249

Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	3,135,800	2,837,870
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	4,155,100	5,189,330
TOTAL MATERIALS		8,027,200

Utilities - 0.2%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	2,931,100	8,927,978
Gas Utilities - 0.0%
Petronas Gas Bhd	886,730	3,734,869
Multi-Utilities - 0.1%
YTL Corp Bhd	3,733,400	2,161,207
YTL Corp Bhd warrants 6/2/2028 (b)	708,000	195,368
YTL Power International Bhd	2,781,800	2,651,145
YTL Power International Bhd warrants 6/2/2028 (b)	527,400	230,803
		5,238,523
TOTAL UTILITIES		17,901,370

TOTAL MALAYSIA		122,791,571
MEXICO - 2.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	20,433,400	18,445,842
Consumer Staples - 0.6%
Beverages - 0.3%
Arca Continental SAB de CV	571,200	5,953,318
Coca-Cola Femsa SAB de CV unit	589,115	4,884,674
Fomento Economico Mexicano SAB de CV unit	1,956,100	17,659,337
		28,497,329
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV	323,200	2,617,980
Wal-Mart de Mexico SAB de CV Series V	5,867,300	17,295,550
		19,913,530
Food Products - 0.1%
Alfa SAB de CV Series A	4,049,979	2,966,907
Gruma SAB de CV Series B	179,845	3,108,225
Grupo Bimbo SAB de CV	1,454,000	4,219,028
		10,294,160
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	1,704,900	3,177,540
TOTAL CONSUMER STAPLES		61,882,559

Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	2,838,700	25,297,760
Grupo Financiero Inbursa SAB de CV Series O	2,051,600	5,290,768
		30,588,528
Insurance - 0.0%
Qualitas Controladora SAB de CV	224,100	2,029,670
TOTAL FINANCIALS		32,618,198

Industrials - 0.3%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	632,300	4,509,055
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	320,600	4,252,517
Grupo Aeroportuario del Pacifico SAB de CV Series B	433,235	9,952,808
Grupo Aeroportuario del Sureste SAB de CV Series B	201,875	6,119,279
Promotora y Operadora de Infraestructura SAB de CV	213,210	2,512,973
		22,837,577
TOTAL INDUSTRIALS		27,346,632

Materials - 0.5%
Construction Materials - 0.1%
Cemex SAB de CV unit	16,993,518	14,836,111
Metals & Mining - 0.4%
Grupo Mexico SAB de CV Series B	3,491,207	21,854,050
Industrias Penoles SAB de CV (b)	222,820	5,873,164
Southern Copper Corp	99,127	9,333,798
		37,061,012
TOTAL MATERIALS		51,897,123

Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	3,205,500	4,565,692
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	1,169,485	4,395,875
TOTAL REAL ESTATE		8,961,567

TOTAL MEXICO		201,151,921
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	261,431	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	75,719	17,945,403
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	184,796	3,143,380
TOTAL PERU		21,088,783
PHILIPPINES - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	85,010	1,923,203
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	564,720	2,101,239
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	2,364,289	4,797,314
BDO Unibank Inc	2,687,897	6,572,820
Metropolitan Bank & Trust Co	2,018,957	2,568,187
		13,938,321
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Ayala Corp	279,515	2,828,801
SM Investments Corp	247,860	3,470,302
		6,299,103
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,131,750	8,705,043
TOTAL INDUSTRIALS		15,004,146

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	7,377,140	3,157,364
SM Prime Holdings Inc	11,324,600	4,503,260
		7,660,624
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	315,530	2,908,934
TOTAL PHILIPPINES		43,536,467
POLAND - 1.1%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	72,816	4,880,890
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	770,291	7,608,257
Specialty Retail - 0.0%
CCC SA (b)	60,442	3,126,491
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	1,248	5,558,063
TOTAL CONSUMER DISCRETIONARY		16,292,811

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	549,760	7,277,713
Zabka Group SA (b)	336,127	1,861,119
		9,138,832
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	651,047	14,533,920
Financials - 0.6%
Banks - 0.5%
Bank Millennium SA (b)	680,048	2,654,828
Bank Polska Kasa Opieki SA	206,039	11,254,335
mBank SA (b)	16,675	3,953,891
Powszechna Kasa Oszczednosci Bank Polski SA	981,154	21,568,083
Santander Bank Polska SA	45,836	6,719,670
		46,150,807
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	677,807	11,398,219
TOTAL FINANCIALS		57,549,026

Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	14,297	2,146,333
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (b)	156,972	5,353,103
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	1,005,804	3,250,200
TOTAL POLAND		113,145,115
QATAR - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	898,641	3,322,084
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	671,167	2,801,905
Qatar Gas Transport Co Ltd	3,105,277	4,102,275
		6,904,180
Financials - 0.6%
Banks - 0.6%
Al Rayan Bank	6,785,761	4,435,625
Commercial Bank of Qatar	3,631,808	4,883,640
Dukhan Bank	2,057,555	2,065,467
Qatar International Islamic Bank QSC	1,105,139	3,378,247
Qatar Islamic Bank QPSC	1,987,619	13,390,907
Qatar National Bank QPSC	5,168,330	26,615,267
		54,769,153
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Industries Qatar QSC	1,696,373	6,191,925
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	6,341,553	2,360,012
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	2,399,917	1,851,515
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	493,033	2,180,124
TOTAL QATAR		77,578,993
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	639,159	4,885,205
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(c)(f)	100,000	1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	40,002	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	8,473,436	1
Gazprom PJSC ADR (b)(f)	863,533	9
LUKOIL PJSC (b)(f)	334,533	0
LUKOIL PJSC ADR (b)(f)	15,032	0
Rosneft Oil Co PJSC (b)(f)	857,494	0
Rosneft Oil Co PJSC GDR (b)(c)(f)	150,200	2
Surgutneftegas PAO (b)(f)	5,613,549	0
Surgutneftegas PAO ADR (b)(f)	73,333	1
Tatneft PJSC (b)(f)	1,103,564	0
		13
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	9,313,306	1
VTB Bank PJSC (b)(f)(g)	476,163	0
VTB Bank PJSC GDR (b)(c)(f)(g)	221,738	3
		4
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	1,311,841	0
TOTAL FINANCIALS		4

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	749	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	2,234,923	0
GMK Norilskiy Nickel PAO (b)(f)	4,844,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	59,247	0
Novolipetsk Steel PJSC (b)(f)	1,258,902	0
Novolipetsk Steel PJSC GDR (b)(c)(f)	3,783	0
Polyus PJSC (b)(f)	267,420	0
Polyus PJSC GDR (b)(c)(f)	5,226	0
Severstal PAO (b)(f)	155,372	0
Severstal PAO GDR (b)(c)(f)	26,165	0
United Co RUSAL International PJSC (Russia) (b)(f)	2,596,470	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	31,187,844	4
TOTAL RUSSIA		22
SAUDI ARABIA - 3.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	2,242,644	25,134,162
Media - 0.0%
Saudi Research & Media Group (b)	40,373	1,981,464
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	423,157	6,903,897
TOTAL COMMUNICATION SERVICES		34,019,523

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Jabal Omar Development Company (b)	647,922	3,461,480
Specialty Retail - 0.0%
Jarir Marketing Co	660,546	2,262,807
TOTAL CONSUMER DISCRETIONARY		5,724,287

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	43,804	1,445,692
Food Products - 0.1%
Almarai Co JSC	549,397	7,015,573
TOTAL CONSUMER STAPLES		8,461,265

Energy - 0.4%
Energy Equipment & Services - 0.0%
Ades Holding Co	379,550	1,274,914
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (c)(d)	6,783,210	43,942,311
TOTAL ENERGY		45,217,225

Financials - 1.5%
Banks - 1.4%
Al Rajhi Bank	2,197,615	55,510,123
Alinma Bank	1,373,946	9,457,302
Arab National Bank	1,009,588	5,851,202
Bank Al-Jazira	704,710	2,361,494
Bank AlBilad	824,164	5,721,317
Banque Saudi Fransi	1,374,340	6,287,136
Riyad Bank	1,648,379	12,392,175
Saudi Awwal Bank	1,129,182	9,753,272
Saudi Investment Bank/The	687,863	2,638,786
Saudi National Bank/The	3,296,506	32,955,393
		142,928,200
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	53,787	2,347,293
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (b)	44,793	1,418,625
Bupa Arabia for Cooperative Insurance Co	92,480	4,156,682
Co for Cooperative Insurance/The	82,382	2,949,509
		8,524,816
TOTAL FINANCIALS		153,800,309

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	39,897	1,446,507
Dr Sulaiman Al Habib Medical Services Group Co	98,113	6,858,049
Mouwasat Medical Services Co	109,964	2,227,950
		10,532,506
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	40,347	1,855,417
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	26,908	1,712,282
Elm Co	26,900	6,525,819
		8,238,101
Materials - 0.5%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	261,523	8,310,507
Sahara International Petrochemical Co	402,699	1,921,653
Saudi Aramco Base Oil Co	56,750	1,579,457
Saudi Basic Industries Corp	1,008,950	14,699,453
Saudi Industrial Investment Group	372,907	1,787,440
Saudi Kayan Petrochemical Co (b)	823,639	1,003,447
Yanbu National Petrochemical Co	309,022	2,512,642
		31,814,599
Metals & Mining - 0.2%
Saudi Arabian Mining Co (b)	1,492,033	20,683,457
TOTAL MATERIALS		52,498,056

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Dar Al Arkan Real Estate Development Co (b)	592,910	3,019,003
Makkah Construction & Development Co	109,799	2,429,505
		5,448,508
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	933,805	3,676,868
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	179,043	10,500,776
TOTAL UTILITIES		14,177,644

TOTAL SAUDI ARABIA		339,972,841
SOUTH AFRICA - 2.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	1,901,588	16,008,153
Vodacom Group Ltd	699,578	5,341,237
		21,349,390
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	184,365	57,136,780
Woolworths Holdings Ltd/South Africa	1,052,907	2,890,021
		60,026,801
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	3,933,601	5,914,572
TOTAL CONSUMER DISCRETIONARY		65,941,373

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	377,840	9,499,800
Clicks Group Ltd	265,775	5,572,065
Shoprite Holdings Ltd	563,511	8,213,425
		23,285,290
Financials - 1.2%
Banks - 0.6%
Absa Group Ltd	952,742	9,437,853
Capitec Bank Holdings Ltd	97,631	18,930,325
Nedbank Group Ltd	519,563	7,089,702
Standard Bank Group Ltd	1,479,102	19,033,352
		54,491,232
Financial Services - 0.4%
FirstRand Ltd	5,659,371	24,065,045
Remgro Ltd	563,865	5,150,738
		29,215,783
Insurance - 0.2%
Discovery Ltd	609,779	7,228,473
Old Mutual Ltd	4,755,247	3,333,535
OUTsurance Group Ltd	953,674	4,044,264
Sanlam Ltd	2,017,474	9,706,247
		24,312,519
TOTAL FINANCIALS		108,019,534

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	424,993	2,736,660
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	362,207	4,730,936
Materials - 0.6%
Chemicals - 0.0%
Sasol Ltd (b)	648,764	3,337,305
Metals & Mining - 0.6%
Gold Fields Ltd	1,003,449	24,471,041
Harmony Gold Mining Co Ltd	640,466	8,575,471
Impala Platinum Holdings Ltd (b)	1,013,925	9,583,032
Kumba Iron Ore Ltd (e)	72,169	1,193,371
Valterra Platinum Ltd (e)	237,934	10,685,596
		54,508,511
TOTAL MATERIALS		57,845,816

TOTAL SOUTH AFRICA		283,908,999
TAIWAN - 18.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	4,263,000	18,380,057
Entertainment - 0.1%
International Games System Co Ltd	284,000	7,409,188
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	1,982,000	5,393,511
Taiwan Mobile Co Ltd	1,962,900	6,904,197
		12,297,708
TOTAL COMMUNICATION SERVICES		38,086,953

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	1,997,937	2,666,580
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	197,000	2,805,773
Specialty Retail - 0.1%
Hotai Motor Co Ltd	343,760	6,309,411
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	215,613	2,877,605
Feng TAY Enterprise Co Ltd	553,408	2,183,589
Pou Chen Corp	2,479,000	2,326,017
		7,387,211
TOTAL CONSUMER DISCRETIONARY		19,168,975

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	641,000	5,480,647
Food Products - 0.1%
Uni-President Enterprises Corp	5,415,983	14,261,951
TOTAL CONSUMER STAPLES		19,742,598

Financials - 2.0%
Banks - 1.3%
Chang Hwa Commercial Bank Ltd	7,263,810	4,476,503
CTBC Financial Holding Co Ltd	18,731,826	25,681,271
E.Sun Financial Holding Co Ltd	16,307,378	17,401,294
First Financial Holding Co Ltd	12,587,182	12,405,993
Hua Nan Financial Holdings Co Ltd	10,045,772	9,604,044
Mega Financial Holding Co Ltd	13,306,952	18,886,373
Shanghai Commercial & Savings Bank Ltd/The	4,361,609	6,247,597
SinoPac Financial Holdings Co Ltd	12,093,620	9,956,047
Taishin Financial Holding Co Ltd	23,695,076	12,903,251
Taiwan Business Bank	7,718,391	4,137,694
Taiwan Cooperative Financial Holding Co Ltd	11,953,443	10,122,575
		131,822,642
Financial Services - 0.2%
Chailease Holding Co Ltd	1,716,398	6,611,467
Yuanta Financial Holding Co Ltd	11,609,625	12,015,289
		18,626,756
Insurance - 0.5%
Cathay Financial Holding Co Ltd	10,690,410	21,618,833
Fubon Financial Holding Co Ltd	9,193,223	25,175,426
KGI Financial Holding Co Ltd	17,899,648	9,046,705
		55,840,964
TOTAL FINANCIALS		206,290,362

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	287,000	4,727,444
Industrials - 0.3%
Electrical Equipment - 0.1%
Fortune Electric Co Ltd	176,660	3,879,339
Voltronic Power Technology Corp	79,000	3,096,084
		6,975,423
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	3,300,705	3,156,403
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	1,213,363	7,988,788
Wan Hai Lines Ltd	785,950	2,319,136
Yang Ming Marine Transport Corp	1,957,000	3,961,233
		14,269,157
Passenger Airlines - 0.1%
China Airlines Ltd	3,256,000	2,226,101
Eva Airways Corp	3,027,000	3,808,132
		6,034,233
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	2,209,000	2,008,627
TOTAL INDUSTRIALS		32,443,843

Information Technology - 15.2%
Communications Equipment - 0.2%
Accton Technology Corp	566,000	16,678,645
Electronic Equipment, Instruments & Components - 1.8%
AUO Corp	7,307,400	2,906,680
Delta Electronics Inc	2,184,381	41,056,759
E Ink Holdings Inc	965,000	6,556,065
Elite Material Co Ltd	330,000	12,069,396
Hon Hai Precision Industry Co Ltd	14,017,869	82,245,868
Innolux Corp	8,513,157	3,257,690
Largan Precision Co Ltd	112,000	8,764,691
Lotes Co Ltd	95,000	4,432,169
Synnex Technology International Corp	1,402,500	3,101,174
Unimicron Technology Corp	1,458,000	6,603,359
Wpg Holding Co Ltd	1,788,200	3,953,288
Yageo Corp	465,085	8,153,867
Zhen Ding Technology Holding Ltd	751,000	3,125,105
		186,226,111
Semiconductors & Semiconductor Equipment - 11.9%
Alchip Technologies Ltd	86,000	10,969,183
ASE Technology Holding Co Ltd	3,711,927	17,959,964
eMemory Technology Inc	71,000	4,795,468
Global Unichip Corp	98,000	3,915,777
Globalwafers Co Ltd	295,000	3,340,994
Jentech Precision Industrial Co Ltd	96,000	4,557,141
MediaTek Inc	1,706,292	77,094,357
Novatek Microelectronics Corp	648,000	10,217,678
Realtek Semiconductor Corp	546,401	10,424,090
Taiwan Semiconductor Manufacturing Co Ltd	27,623,000	1,061,066,223
United Microelectronics Corp	12,672,000	17,519,626
Vanguard International Semiconductor Corp	1,152,002	3,562,130
		1,225,422,631
Technology Hardware, Storage & Peripherals - 1.3%
Acer Inc	3,245,994	3,460,071
Advantech Co Ltd	533,100	5,916,741
Asia Vital Components Co Ltd	370,000	11,220,504
Asustek Computer Inc	791,000	17,324,399
Catcher Technology Co Ltd	687,000	4,840,732
Compal Electronics Inc	4,695,000	4,584,175
Gigabyte Technology Co Ltd	601,000	5,440,367
Inventec Corp	3,016,865	4,445,631
Lite-On Technology Corp	2,369,279	9,345,799
Micro-Star International Co Ltd	805,000	3,837,073
Pegatron Corp	2,240,000	5,949,806
Quanta Computer Inc	3,032,000	28,176,818
Wistron Corp	3,349,000	13,599,216
Wiwynn Corp	124,756	11,360,364
		129,501,696
TOTAL INFORMATION TECHNOLOGY		1,557,829,083

Materials - 0.4%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	3,939,760	3,775,071
Formosa Plastics Corp	4,637,520	6,581,961
Nan Ya Plastics Corp	5,776,860	7,861,268
		18,218,300
Construction Materials - 0.1%
Asia Cement Corp	2,586,153	3,487,993
TCC Group Holdings Co Ltd	7,619,730	6,166,969
		9,654,962
Metals & Mining - 0.1%
China Steel Corp	13,229,204	8,571,690
TOTAL MATERIALS		36,444,952

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	1,752,555	1,745,501
TOTAL TAIWAN		1,916,479,711
THAILAND - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	11,039,079	3,491,129
True Corp PCL depository receipt (b)	103,600	32,763
		3,523,892
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	1,100,000	9,741,928
Advanced Info Service PCL depository receipt	62,100	549,976
		10,291,904
TOTAL COMMUNICATION SERVICES		13,815,796

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	3,595,032	2,725,323
Minor International PCL depository receipt	175,400	132,967
		2,858,290
Specialty Retail - 0.0%
Home Product Center PCL	6,253,506	1,359,063
Home Product Center PCL depository receipt	285,900	62,134
PTT Oil & Retail Business PCL	1,502,400	634,039
PTT Oil & Retail Business PCL depository receipt	1,450,200	612,010
		2,667,246
TOTAL CONSUMER DISCRETIONARY		5,525,536

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	5,695,200	8,202,290
CP ALL PCL depository receipt	319,900	460,724
CP AXTRA PCL	1,838,389	1,152,546
CP AXTRA PCL depository receipt	12,615	7,909
		9,823,469
Food Products - 0.0%
Charoen Pokphand Foods PCL	4,001,020	2,781,448
Charoen Pokphand Foods PCL depository receipt	211,600	147,101
		2,928,549
TOTAL CONSUMER STAPLES		12,752,018

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL	1,468,339	5,634,605
PTT Exploration & Production PCL depository receipt	81,300	311,980
PTT PCL	10,564,500	10,707,307
PTT PCL depository receipt	609,800	618,043
		17,271,935
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	625,900	3,085,062
Kasikornbank PCL depository receipt	28,500	140,476
Krung Thai Bank PCL	3,692,170	2,474,451
Krung Thai Bank PCL depository receipt	151,400	101,467
SCB X PCL	889,500	3,425,259
SCB X PCL depository receipt	36,400	140,168
TMBThanachart Bank PCL	25,637,500	1,507,449
TMBThanachart Bank PCL depository receipt	754,400	44,357
		10,918,689
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	11,755,800	7,710,305
Bangkok Dusit Medical Services PCL depository receipt	645,200	423,169
Bumrungrad Hospital Pcl	608,800	3,156,126
Bumrungrad Hospital Pcl depository receipt	54,700	283,574
		11,573,174
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	4,528,900	5,641,507
Airports of Thailand PCL depository receipt	258,800	322,378
		5,963,885
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	3,295,100	14,538,980
Delta Electronics Thailand PCL depository receipt	199,600	880,695
		15,419,675
Materials - 0.1%
Construction Materials - 0.1%
Siam Cement PCL/The	836,250	5,119,178
Siam Cement PCL/The depository receipt	69,100	423,001
		5,542,179
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	2,134,200	3,390,642
Central Pattana PCL depository receipt	98,600	156,647
		3,547,289
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL	4,565,960	6,543,179
TOTAL THAILAND		108,873,355
TURKEY - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,357,576	3,118,481
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	786,555	1,843,605
Consumer Staples - 0.1%
Beverages - 0.0%
Coca-Cola Icecek AS	940,304	1,176,690
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	510,641	6,673,155
TOTAL CONSUMER STAPLES		7,849,845

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,080,671	4,496,279
Financials - 0.2%
Banks - 0.2%
Akbank TAS	3,498,882	5,817,859
Haci Omer Sabanci Holding AS	1,296,234	3,044,628
Turkiye Is Bankasi AS Class C	9,816,219	3,583,625
Yapi ve Kredi Bankasi AS (b)	3,789,733	3,142,338
		15,588,450
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,533,905	7,065,944
Industrial Conglomerates - 0.0%
KOC Holding AS	852,783	3,766,595
Turkiye Sise ve Cam Fabrikalari AS	1,376,135	1,246,140
		5,012,735
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS (b)	280,054	1,738,491
Turk Hava Yollari AO	618,925	4,390,972
		6,129,463
TOTAL INDUSTRIALS		18,208,142

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	12,252,575	941,699
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	3,926,931	2,584,758
TOTAL MATERIALS		3,526,457

TOTAL TURKEY		54,631,259
UNITED ARAB EMIRATES - 1.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	3,900,865	20,114,723
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	3,305,445	1,934,824
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	3,505,971	3,541,241
TOTAL CONSUMER DISCRETIONARY		5,476,065

Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	3,588,678	5,705,852
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	6,887,187	6,243,948
TOTAL ENERGY		11,949,800

Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	3,282,953	14,550,979
Abu Dhabi Islamic Bank PJSC	1,629,021	10,715,113
Dubai Islamic Bank PJSC	3,249,911	8,830,294
Emirates NBD Bank PJSC	2,124,839	15,474,726
First Abu Dhabi Bank PJSC	4,954,651	24,280,563
		73,851,675
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	3,765,231	2,819,016
Transportation Infrastructure - 0.1%
Salik Co PJSC	2,101,577	3,661,832
TOTAL INDUSTRIALS		6,480,848

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC	4,318,983	11,194,162
Emaar Development PJSC	1,120,799	4,592,376
Emaar Properties PJSC	7,432,274	30,857,783
		46,644,321
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	6,721,648	5,069,074
TOTAL UNITED ARAB EMIRATES		169,586,506
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc (South Africa)	564,521	25,573,231
UNITED STATES - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	435,038	6,003,524
Health Care - 0.0%
Biotechnology - 0.0%
Legend Biotech Corp ADR (b)	72,040	2,814,603
TOTAL UNITED STATES		8,818,127
TOTAL COMMON STOCKS (Cost $7,930,863,990)		9,896,897,302

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	480,511	5,257,709
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	25,459	2,929,491
Hyundai Motor Co Series 2	40,050	4,710,934
		7,640,425
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	674	61,529
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	913,913	37,400,909
TOTAL KOREA (SOUTH)		45,102,863
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	5,794,540	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $48,487,424)		50,360,572

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (j) (Cost $5,949,047)	4.25	5,963,000	5,948,768

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.33	344,872,930	344,941,905
Fidelity Securities Lending Cash Central Fund (k)(l)	4.33	63,805,535	63,811,915
TOTAL MONEY MARKET FUNDS (Cost $408,753,820)			408,753,820

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $8,394,054,281)	10,361,960,462
NET OTHER ASSETS (LIABILITIES) - (0.9)% (h)	(96,873,268)
NET ASSETS - 100.0%	10,265,087,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	5,128	Sep 2025	317,500,120	6,845,320	6,845,320

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $607,655,062 or 5.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $582,413,403 or 5.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Affiliated company
(h)	Includes $3,989,729 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,948,768.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	286,114,064	1,348,499,894	1,289,672,053	8,417,465	-	-	344,941,905	344,872,930	0.6%
Fidelity Securities Lending Cash Central Fund	41,979,310	293,194,540	271,361,935	653,261	-	-	63,811,915	63,805,535	0.2%
Total	328,093,374	1,641,694,434	1,561,033,988	9,070,726	-	-	408,753,820

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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